Summary of Significant Accounting Policies (Details Narrative)	12 Months Ended
Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Description of accrued income tax	The income tax was accrued at rate of 15%, plus 10% surtax on taxable income exceeding R$ 240
Social contribution accrued rate	9.00%
Annual revenue calculated rate	0.50%
Programa De Formacao Do Patrimonio Do Servidor Publico [Member]
IfrsStatementLineItems [Line Items]
Sanitation services rate	165.00%
Contribuicao Para O Financiamentoda Seguridade Social [Member]
IfrsStatementLineItems [Line Items]
Sanitation services rate	760.00%